CONSOLIDATED BALANCE SHEETS (FY) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Aug. 12, 2019	Jun. 06, 2019
Current Assets
Cash	$ 100,608	$ 312,707				$ 894,589
Prepaid expenses	101,730	30,833				257,110
Total Current Assets	202,338	343,540				1,151,699
Marketable securities held in Trust Account	254,202,898	254,187,706				251,924,993
Total Assets	254,405,236	254,531,246				253,076,692
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities - accounts payable and accrued expenses	3,549,523	3,152,970				96,895
Warrant Liability	141,900,000	63,680,000				13,260,000
Deferred underwriting fee payable	8,750,000	8,750,000				8,750,000
Total Liabilities	154,399,523	75,582,970	$ 26,602,425	$ 25,237,458	$ 22,228,720	22,106,895	$ 27,191,397	$ 27,099,592
Commitments
Class A ordinary shares subject to possible redemption, 17,108,250 and 22,424,313 shares at redemption value at December 31, 2020 and 2019, respectively	95,005,712	173,948,273	223,226,127	224,645,088	227,791,900	225,969,796	219,794,760	219,701,630
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0				0
Additional paid-in capital	130,948,287	52,020,992	2,743,623	1,324,676	(2,175,554)	0	5,821,536	5,914,577
Retained earnings (Accumulated Deficit)	(125,950,477)	(47,022,403)	2,255,456	3,674,416	4,999,121	4,999,118	(822,468)	(915,591)
Total Shareholders' Equity	5,000,001	5,000,003			5,000,004	5,000,001			$ 0
Total Liabilities and Shareholders' Equity	254,405,236	254,531,246				253,076,692
Class A Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	1,566	789	$ 304	$ 290	$ 258	258	$ 308	$ 303
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	$ 625	$ 625				$ 625